Financial Liabilities At Amortised Cost - Deposits From Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Savings Accounts	$ 285,192,056	$ 310,829,844
Term deposits	172,869,941	181,232,601
Checking accounts	170,416,389	169,935,699
Investment accounts	59,870,670	42,119,852
Others	6,495,354	7,923,637
Total Deposits from customers	$ 694,844,410	$ 712,041,633